Derivative financial instruments and hedging transactions	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments And Hedging Transactions
Derivative financial instruments and hedging transactions

19	Derivative financial instruments and hedging transactions

The Company is exposed to certain risks related to its transactions. The main risks managed with derivative instruments are currency risk and interest rate risk.

The Company's risk management strategy and how it is applied is disclosed in Note 5.1 above. As of December 31, 2025, regarding derivative transactions, the Company held a liability position of R$ 661,421 (as of December 31, 2024, an asset position of R$ 67,440).

Derivatives designated as hedging instruments

Fair value hedges

As of December 31, 2025, the Company had an interest rate and currency swap agreement with a notional value of Yen 36 billion, US$ 761 million and Euro 220 million (Yen 36 million as of December 31, 2024), which provides that the Company will receive fixed and variable interest rates and pay a variable rate equal to the DI rate plus or less an interest percentage. Swaps are used to hedge exposure to changes in the fair value of loans and financing.

There is an economic relationship between the hedged items and the hedging instruments, since the terms of the swaps correspond to the terms of the loans and financing transactions (for example, the notional amount, ratios and the maturity date). To test the effectiveness of fair value hedging transactions, the Company uses the critical terms match method in order to assess whether all terms of the derivative are in line with the terms of the hedged item, in relation to terms, amortizations, contractual notional value, and interest payment.

The potential sources of hedge ineffectiveness evaluated by the Company are:

•	Differences in the timing of cash flows from hedged items and hedging instruments.
•	Different ratios (and, consequently, different curves) associated with the hedged risk of the hedged items and hedging instruments.
•	Counterparties' credit risk has a different impact on the fair value changes of hedging instruments and hedged items.

The effect of the fair value hedge on the statement of financial position and income statement as of December 31, 2025 is shown below:

Transactions	Currency/ Index	Financing	Notional Value	Fair Value of Asset Position	Fair Value of Liability Position	Accumulated Gain / (Loss) on Derivatives - Swap	Gain / (Loss) on 2025 Derivatives - Swap	Gain / (Loss) on Fair value on the hedged item

1	Yen	Cross-currency swap	36,787,581	1,100,600	1,319,343	(218,743)	(362,310)	60,501
2	Euro	Cross currency swap	220,000	1,469,888	1,495,813	(25,925)	(91,746)	(34,631)
3	Dollar	Cross-currency swap	761,261	4,233,926	4,505,803	(271,877)	(527,372)	(47,666)
Total				6,804,414	7,320,959	(516,545)	(981,428)	(21,796)

The effect of the fair value hedge on the statements of financial position and income statement as of December 31, 2024 is shown below:

Transactions	Currency/ Index	Financing	Notional Value	Fair Value of Asset Position	Fair Value of Liability Position	Accumulated Gain / (Loss) on Derivatives - Swap	Gain / (Loss) on 2025 Derivatives - Swap	Gain / (Loss) on Fair value on the hedged item

1	Yen	Cross-currency swap	36,787,581	1,487,655	1,462,965	24,690	24,690	(34,388)

Cash flow hedges

As of December 31, 2025, the Company did not have any transactions designated as cash flow hedges.

In 2024, the Company entered into hedging derivative financial instruments to mitigate the currency risk, with a corresponding DI rate variation minus an interest percentage, as described in Note 5.1.

There was an economic relationship between the hedged items and the hedging instruments, since the terms of the swaps correspond to the terms of the loans and financing transactions (for example, the notional amount, ratios and the maturity date). To test the effectiveness of cash flow hedging transactions, the Company used the critical terms match method in order to assess whether all terms of the derivative were in line with the terms of the hedged item, in relation to terms, amortizations, contractual notional value, and interest payment.

The potential sources of hedge ineffectiveness evaluated by the Company at that time were:

• Differences in the timing of cash flows from hedged items and hedging instruments.

• Different ratios (and, consequently, different curves) associated with the hedged risk of the hedged items and hedging instruments.

• Counterparties' credit risk has a different impact on the fair value movements of hedging instruments and hedged items.

The effect of the cash flow hedge on the statement of financial position and income statement as of December 31, 2024 is shown below:

Transactions	Currency/ Index	Financing	Notional Value	Fair Value of Asset Position	Fair Value of Liability Position	Accumulated Gain / (Loss) on Derivatives - Swap	Gain / (Loss) on 2025 Derivatives - Swap	OCI Gain / (Loss)	Amounts reclassified from OCI to profit or loss (*)

1	US$	Cross-currency swap	303,978	1,886,418	1,843,668	42,750	42,750	42,750	-
Total				1,886,418	1,843,668	42,750	42,750	42,750	-

Derivatives not designated as hedging instruments

As of December 31, 2025, the Company had an interest rate swap agreement with a notional value of 5,465 million, which provides that the Company will receive fixed and variable interest rates and pay a variable rate equal to the DI rate plus or less an interest percentage.

These derivatives were not designated to documented hedge accounting structures, and the Company chose to irrevocably designate the hedged liabilities to the fair value option.

The effect of derivatives not designated to hedge accounting, as well as of liabilities selected at the fair value option on the statement of financial position and income statement is shown below:

Transactions	Currency/ Index	Financing	Notional Value	Fair Value of Asset Position	Fair Value of Liability Position	Accumulated Gain / (Loss) on Derivatives - Swap	Gain / (Loss) on 2025 Derivatives - Swap	Gain / (Loss) on Fair value on the hedged item

1	IPCA	Interest rate swap	6,515,700	7,149,936	7,156,939	(7,003)	(7,003)	(10,176)
2	Dollar	Cross currency swap	500,000	2,912,303	3,051,892	(139,589)	(139,589)	(95,970)
3	Yen	Cross currency swap	30,000,000	1,015,310	1,013,594	1,716	1,716	41,168
Total				11,077,549	11,222,425	(144,876)	(144,876)	(64,978)

As of December 31, 2024, there were no instruments designated as fair value options.

Accounting policy

The Company uses derivative financial instruments, such as interest rate and currency swaps, to hedge against its exchange rate risks and interest rate risks. These derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured to fair value. Derivatives are recorded as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

At the beginning of a hedging relationship, the Company formally designates and documents the hedging relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for performing the hedging.

The documentation includes the identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the Company assesses whether the hedging relationship meets the hedge effectiveness requirements (including its analysis of the sources of hedge ineffectiveness and how to determine the hedge ratio). A hedging relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements:

•	There is an economic relationship between the hedged item and the hedging instrument;

•	The credit risk effect does not influence the changes in the value that result from this economic relationship; and

•	The hedge ratio of the hedging relationship is the same as that resulting from the hedged item amount that the entity effectively hedges and the hedging instrument amount that the Entity effectively uses to hedge that quantity of hedged item.

Hedging ineffectiveness is determined upon the emergence of the hedging relationship and through periodic prospective evaluations of effectiveness to ensure that there is an economic relationship between the hedged item and the hedging instrument. The Company contracts derivatives with critical terms that are similar to the hedged items, such as reference rate, reset dates, payment dates, maturities and reference value.

Hedges that meet all eligibility criteria for hedge accounting and those not formally assigned to any accounting hedging relationship are recorded as described below:

a)	Fair value hedges

The Company applies fair value hedge accounting to hedge against the risk of fixed and variable interest rates on loans and financing denominated in foreign currency (Yen, Dollar and Euro). Gain or loss arising from changes in the fair value of derivatives designated and qualified as fair value hedges are recorded in the income statement as “Financial income (expenses), net”, together with any changes in the fair value of the hedged financing liability. The gain or loss related to the non-effective portion of the hedge is also recognized in the income statement as “Financial revenue (expenses), net”.

b)	Cash flow hedge

The Company applies cash flow hedge accounting to hedge against the risk of variable interest rates and financing denominated in foreign currency (United States Dollar). Changes in the fair value of derivatives designated and qualified as cash flow hedge are recorded and accrued in “other comprehensive income – OCI” in equity, together with changes in the fair value of the hedged financing liability, calculated at present value, since the date of designation of the hedging instrument.

c)	Derivatives measured at fair value through profit or loss

Where applicable, when certain derivative instruments do not qualify for hedge accounting, changes in the fair value of any of these derivative instruments are recognized immediately in the income statement under “Other operating income (expenses), net”.